ACQUISITIONS (Details) $ in Millions			12 Months Ended
	Jan. 04, 2021 USD ($) item	Jan. 23, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) item	Jan. 18, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Contingent consideration			$ 78	$ 84
Cash flows used in obtaining control of subsidiaries or other businesses			113	285	$ 170
Aggregate identifiable assets acquired and liabilities assumed
Consideration (net of cash acquired)				236
Payments of deferred contingent consideration			24	49	53
Goodwill			3,031	2,989	2,928
Acquisitions			84	96
Exchange adjustment			42	35
Extremity Orthopaedics Revenue				82
Engage Surgical
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired						100.00%
Maximum consideration payable at the acquisition date						$ 135
Fair value of consideration						131
Contingent consideration						32
Aggregate identifiable assets acquired and liabilities assumed
Property, plant and equipment						2
Inventory						2
Trade and other payable						(1)
Net assets						47
Goodwill						84
Consideration (net of cash acquired)						131
Engage Surgical | Product- related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets						$ 44
Extremity Orthopaedics
Disclosure of detailed information about business combination [line items]
Number of Wholly Owned Subsidiaries Acquired | item	2
Maximum consideration payable at the acquisition date	$ 240
Fair value of consideration	236
Deferred consideration	0
Contingent consideration	0
Cash flows used in obtaining control of subsidiaries or other businesses			113	285	170
Aggregate identifiable assets acquired and liabilities assumed
Property, plant and equipment	22
Inventory	41
Trade and other payable	(23)
Net deferred tax asset/(liability)	(12)
Net assets	140
Goodwill	96
Consideration (net of cash acquired)				$ 236	117
Consideration (net of cash acquired)	236		$ 89
Extremity Orthopaedics | Product- related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets	101
Extremity Orthopaedics | Customer and distribution related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets	$ 11
Tusker Medical, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired		100.00%
Maximum consideration payable at the acquisition date		$ 140
Fair value of consideration		139
Deferred consideration		6
Contingent consideration		$ 35
Aggregate identifiable assets acquired and liabilities assumed
Property, plant and equipment					6
Other receivables					1
Trade and other payable					(6)
Non-current liabilities					(3)
Net deferred tax asset/(liability)					5
Net assets					56
Goodwill					83
Consideration (net of cash acquired)					139
Tusker Medical, Inc. | Product- related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets					$ 53
Two smaller acquisitions in spheres of remote physical therapy and arthroscopic enabling technology
Disclosure of detailed information about business combination [line items]
Number of businesses acquired, deemed to be business combinations | item					2
Maximum consideration payable at the acquisition date					$ 41
Fair value of consideration					26
Deferred consideration					3
Contingent consideration					17
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets					8
Property, plant and equipment and inventory					2
Goodwill not expected to be deductible for tax purposes					$ 16